GOODWILL (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
GOODWILL
Goodwill, gross	$ 20,876,787	$ 20,876,787
Less: impairment	(3,376,186)	(3,376,186)
Goodwill, net	$ 17,500,601	$ 17,500,601